Note 6 - Capital Stock (Details Textual)																	12 Months Ended		24 Months Ended
		Oct. 11, 2019	Sep. 29, 2019	Oct. 11, 2018	Sep. 29, 2018	Sep. 01, 2018	Jan. 02, 2018 CAD ($)	Oct. 11, 2017 CAD ($)	Sep. 29, 2017 CAD ($)	Sep. 01, 2017	Apr. 27, 2017 CAD ($) shares	Dec. 01, 2016 CAD ($)	Nov. 28, 2016 CAD ($) shares	Sep. 26, 2016 CAD ($) shares	Sep. 26, 2016 USD ($) shares	Sep. 01, 2016 USD ($) shares	Aug. 31, 2018 CAD ($) shares	Aug. 31, 2017 CAD ($) shares	Aug. 31, 2018 CAD ($) shares	Aug. 31, 2018 USD ($) shares	Nov. 29, 2016 shares	Sep. 26, 2016 USD ($)	Sep. 01, 2016 CAD ($)	Sep. 01, 2016 USD ($)	Aug. 31, 2016 CAD ($)	Dec. 08, 2014 shares
Statement Line Items [Line Items]
Number of shares authorised | shares																										155,000,000
Equity issued, restricted stock units | shares																	385,147	695,991
Weighted average share price												$ 0.63
Issue of restricted stock unit
Equity issued, interest on gold loans and convertible loans | shares																	1,172,128	814,089
Issue of equity for interest on gold loans and convertible loans																	$ 612,900	$ 542,447
Interest settled from shares issued																	425,717
Loss on shares issued for settlement of debt																	$ 187,183
Equity issued, financing fee for convertible loans | shares											132,577						466,504
Issue of equity for financing fee for convertible loans											$ 92,805						$ 234,752	92,805
Issue of equity, private placement																		5,589,501
Derivative financial liabilities														$ 4,850,000			$ 4,850,000		$ 4,850,000				$ 1,742,000
Percentage of agent fees														8.00%	8.00%	8.00%
Percentage of finders fees																5.00%
Number of warrants issued | shares																	0		5,858,257
Convertible loans																						$ 3,750,000
Convertible loans, coupon rate														2.00%								2.00%
Equity issued, settlement of convertible loans | shares														5,357,143	5,357,143
Weighted average exercise price of outstanding warrants																				$ 1.08
Weighted average remaining contractual life of outstanding warrants																	2.97		2.97	2.97
Reserve for warrants																	$ 4,850,000	4,850,000	$ 4,850,000				215,000		$ 215,000
Number of common shares purchasable from a restricted stock unit | shares																	1
Key management personnel compensation	[1]																$ 748,369	636,727
Expense from share-based payment transactions with employees																	1,598,883	1,772,663
Non-cash items, share based payments capitalized to mineral properties																		16,497
Director fees																		$ 75,200
Number of months for options to vest in share-based payment arrangement																	24
Number of share options available in share-based payment arrangement | shares																	5,084,280	3,557,077	5,084,280	5,084,280
Number of share options granted in share-based payment arrangement							100,000		3,582,000				3,750,000				3,682,000	3,750,000
Weighted average exercise price of share options granted in share-based payment arrangement							$ 0.35		$ 0.43				$ 0.71				$ 0.43	$ 0.71
Fair value of share options granted in share-based payment arrangement							$ 31,000		$ 1,183,000				$ 2,133,000
Expected dividend as percentage, share options granted							0.00%		0.00%				0.00%
Expected volatility, share options granted							96.00%		76.00%				84.00%
Risk free interest rate, share options granted							2.08%		1.98%				0.95%
Option life, share options granted							10		9				9
Vesting percentage of options in share-based payment arrangement							0.25%	0.33%	33.00%	0.33%			0.33%
Weighted average exercise price of share options forfeited in share-based payment arrangement								$ 0.40									(0.71)
Increase in options value from modification								$ 240,000
Vesting of options [member]
Statement Line Items [Line Items]
Vesting percentage of options in share-based payment arrangement		0.33%	33.00%	0.33%	33.00%	0.33%
Outside directors [member]
Statement Line Items [Line Items]
Key management personnel compensation																	68,750
Key management personnel compensation, additional per year serving on committee																	6,875
Key management personnel compensation, additional per year serving as chair of committee																	3,437
Warrants [member]
Statement Line Items [Line Items]
Weighted average share price																$ 0.6792
Issue of equity, private placement																$ 1,250,000
Equity issued, private placement | shares																1,840,400
Five-year warrants [member]
Statement Line Items [Line Items]
Warrant, term														5	5	5
Number of common shares purchasable from warrants | shares														4,017,857	4,017,857	1,840,400
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period																						$ 1.10		$ 0.8291
Agent warrants [member]
Statement Line Items [Line Items]
Weighted average share price															$ 0.9515	$ 0.8718
Warrant, term														5	5	5
Number of warrants issued | shares														214,285	214,285	73,616
Number of common shares purchasable from a warrant | shares														1	1	1
Warrants, fair value														$ 70,000									22,000
Convertible notes and warrants [member]
Statement Line Items [Line Items]
Issue of equity, private placement															$ 3.75
Share purchase warrants [member]
Statement Line Items [Line Items]
Weighted average share price															$ 1.10	$ 0.8291
Number of warrants issued | shares														4,017,857	4,017,857	1,840,400
Warrants, fair value														$ 4,850,000									$ 1,742,000
Crede CG III, Ltd. [member]
Statement Line Items [Line Items]
Issue of equity, private placement														$ 5,000,000		$ 5,000,000
Shares issued interest on gold loans and convertible loans [member]
Statement Line Items [Line Items]
Weighted average share price																	0.52	$ 0.67
Shares issued as financing fee for convertible loans [member]
Statement Line Items [Line Items]
Weighted average share price											$ 0.70						$ 0.50
Issued capital [member]
Statement Line Items [Line Items]
Equity issued, restricted stock units | shares																	385,147	695,991
Issue of restricted stock unit																	$ 188,722	$ 1,040,990
Equity issued, interest on gold loans and convertible loans | shares																	1,172,128	814,089
Issue of equity for interest on gold loans and convertible loans																	$ 612,900	$ 542,447
Equity issued, financing fee for convertible loans | shares																	466,504	132,577
Issue of equity for financing fee for convertible loans																	$ 234,752	$ 92,805
Issue of equity, private placement																		$ 5,589,501
Equity issued, private placement | shares																		7,197,543
Equity issued, settlement of convertible loans | shares																	1,354,405	83,333
RSU [member]
Statement Line Items [Line Items]
Weighted average share price																	$ 0.49	$ 1.50
Maximum number of other equity instruments authorized in share-based payment arrangement | shares													800,000								2,500,000
Number of instruments granted in share-based payment arrangement																	2,500,000	2,114,853
Expense from share-based payment transactions with employees																	$ 49,981	$ 262,931
Number of other equity instruments forfeited in share-based payment arrangement																	65,098	123,571
Options vested on November 28, 2016 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees																	$ 408,000	$ 1,725,000
Options vested on October 11, 2017 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees																	240,000
Options vested on September 29, 2017 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees																	939,000
Options vested on January 2, 2018 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees																	$ 27,000

[1]	Salaries and benefits include director fees. The board of directors do not have employment or service contracts with the Company. Directors are entitled to director fees and RSU's for their services and officers are entitled to cash remuneration and RSU's for their services.